Segment Information (Schedule Of Operations In Geographical Areas) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 4,205.7	$ 4,584.3	$ 4,132.1	$ 4,241.9	$ 3,924.1	$ 4,323.0	$ 3,512.2	$ 3,406.3	$ 3,192.2	$ 16,882.4	$ 14,433.7	$ 12,866.9
Property, plant and equipment, net	$ 2,408.7	2,354.0				2,302.7				2,354.0	2,302.7	1,665.8
Reportable geographical components | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales										6,377.4	5,678.3	4,821.6
Property, plant and equipment, net		1,198.4				1,189.6				1,198.4	1,189.6	791.8
Reportable geographical components | China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales										1,799.1	1,552.9	1,288.3
Reportable geographical components | Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales										1,084.6	858.4	863.5
Property, plant and equipment, net		190.8				192.9				190.8	192.9	159.0
Reportable geographical components | Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales										864.7	668.5	584.8
Reportable geographical components | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		140.6				165.5				140.6	165.5	57.3
Reportable geographical components | All other (each country individually less than 5% of total)
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales										6,756.6	5,675.6	5,308.7
Property, plant and equipment, net		$ 824.2				$ 754.7				$ 824.2	$ 754.7	$ 657.7
Geographic concentration risk | Reportable geographical components | Total sales
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage										5.00%	5.00%	5.00%
Geographic concentration risk | Reportable geographical components | Total property, plant and equipment
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage										5.00%	5.00%	5.00%